SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2010
Short-Term Borrowings (Tables) [Abstract]
Schedule of Short-term Debt [Table Text Block]
Schedule of Short term borrowings

	12/31/2010	12/31/2009
Trade financing borrowings	8,075	6,093
Local onlending	378	215
Euronotes	1,306	414
Fixed rate notes	92	408
Mortgage notes	10,595	7,854
Securities issued and sold to customers under repurchase agreements	101,207	65,520
Other short-term borrowings	1,388	221
TOTAL	123,041	80,725

ShortTerm Borrowings Interest Rates Applicable
ShortTerm Borrowings Interest Rates Applicable

	12/31/2010	12/31/2009
Trade financing borrowings	0.10% to 10.00%	1.00% to 13.28%
Local onlending	1.50% to 10.00%	1.50% to 11.50%
Euronotes	0.40% to 2.50%	0.23% to 10.91%
Fixed rate notes	1.35% to 10.37%	0.95% to 8.93%
Mortgage notes	2.04% to 10.64%	1.28% to 8.55%